Other Income and Expense, net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Other Income (Expense) [Line Items]
Interest income	$ 121	$ 103	$ 90
Interest on long-term debt	(13,732)	(3,251)	(3,605)
Amortization of financing costs and loan discount	(1,806)	(494)	(4,127)
Bank charges and other finance costs	(396)	(252)	(222)
Interest and finance costs	(15,934)	(3,997)	(7,954)
Foreign currency exchange transaction gains (losses), net	(2,190)	(1,757)	296
Foreign currency contract (losses) gains, net	2,510	326	(39)
Dividend income	0	0	225
Other	4		3
Other, net	324	(1,431)	485
Total other expense, net	$ (15,489)	$ (5,325)	$ (7,379)